Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 72,000	¥ 500,000			$ 72,000	¥ 500,000
Provision for inventory	$ 61,913				18,058		$ 12,359
Estimated residual value	5.00%	5.00%
Lease obligations			$ 55,374		$ 100,561		304,643
Government subsidies			2,886
Value added tax, percentage	13.00%	13.00%			13.00%	13.00%
Deposit insurance	$ 72,000	¥ 500,000			$ 72,000	¥ 500,000
Bank deposit	1,381,249
Insurance coverage	846,822.79	6,035,136.63			771,286	¥ 5,462,789	1,721,531	¥ 11,989,775
Costs of revenues (in Yuan Renminbi)	2,994,601		2,104,452		4,834,521		4,046,514
Operating expenses (in Yuan Renminbi)	1,926,626		880,193		1,581,105		1,551,854
Lease liabilities							100,565
Government subsidies			$ 2,886		$ 129,138		$ 92,832
Earning per share (in Dollars per share) | $ / shares					$ 0.02		$ 0.02
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Costs of revenues (in Yuan Renminbi) | ¥		¥ 707,156
Operating expenses (in Yuan Renminbi) | ¥				¥ 442,994
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	$ 367,948
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	75.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	90.00%